Financial Liabilities (Details) - Schedule of Conversion Component of Convertible Loans	12 Months Ended
Jun. 30, 2024 $ / shares
Shyana- Loan Agreements -Black Scholes- option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate	4.71%
Expected term (years)	2 years
Expected volatility	138.57%
Exercise price (in Dollars per share)	$ 0.9
Underlying share price (in Dollars per share)	$ 0.82
Lind- Conversion component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate	5.33%
Expected term (years)	6 months
Expected volatility	126.03%
Underlying share price (in Dollars per share)	$ 0.82
Lind-Black Scholes- option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate	4.41%
Expected term (years)	4 years 1 month 24 days
Expected volatility	138.57%
Exercise price (in Dollars per share)	$ 3.5
Underlying share price (in Dollars per share)	$ 0.82
2023 Accreditor Investors- Conversion component [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate	4.52%
Expected term (years)	3 months
Expected volatility	138.57%
Underlying share price (in Dollars per share)	$ 0.82
Gottdiener-Black Scholes- option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Expected volatility	138.57%
Underlying share price (in Dollars per share)	$ 0.82
Bottom of range [member] | Gottdiener-Black Scholes- option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate	4.52%
Expected term (years)	2 years 8 months 12 days
Exercise price (in Dollars per share)	$ 0.5
Top of range [member] | Gottdiener-Black Scholes- option [Member]
Schedule of Conversion Component of Convertible Loans [Line Items]
Risk- free interest rate	4.58%
Expected term (years)	2 years 11 months 26 days
Exercise price (in Dollars per share)	$ 1.2